FAIR VALUE DISCLOSURES, Quantitative Information About Level 3 (Details)		12 Months Ended
		Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Impaired Loans Commercial [Member]
Ranges and Weighted Average [Abstract]
Total Impaired collateral value		$ 140,000	$ 700,000
Impaired Loans Commercial [Member] | Minimum [Member]
Ranges and Weighted Average [Abstract]
Discount rate			20.00%
Impaired Loans Commercial [Member] | Maximum [Member]
Ranges and Weighted Average [Abstract]
Discount rate			80.00%
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Significant Unobservable Inputs (Level 3) [Member]
Asset Fair Value [Abstract]
Servicing asset fair value		$ 19,171,000	$ 21,400,000
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Present Value of Net Servicing Revenue [Member] | Significant Unobservable Inputs (Level 3) [Member] | Float Rate [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input		0.0173	0.0257
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Minimum [Member] | Significant Unobservable Inputs (Level 3) [Member] | Cost to Service [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input		66	68
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Minimum [Member] | Significant Unobservable Inputs (Level 3) [Member] | Ancillary Income [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input		20	20
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Minimum [Member] | Present Value of Net Servicing Revenue [Member] | Significant Unobservable Inputs (Level 3) [Member] | Discount Rate [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input		0.1000	0.1000
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Minimum [Member] | Present Value of Net Servicing Revenue [Member] | Significant Unobservable Inputs (Level 3) [Member] | Prepayment Rate [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input		0.0701	0.0668
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Maximum [Member] | Significant Unobservable Inputs (Level 3) [Member] | Cost to Service [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input		316	216
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Maximum [Member] | Significant Unobservable Inputs (Level 3) [Member] | Ancillary Income [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input		37	36
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Maximum [Member] | Present Value of Net Servicing Revenue [Member] | Significant Unobservable Inputs (Level 3) [Member] | Discount Rate [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input		0.1300	0.1300
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Maximum [Member] | Present Value of Net Servicing Revenue [Member] | Significant Unobservable Inputs (Level 3) [Member] | Prepayment Rate [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input		0.6934	0.7878
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Weighted Average [Member] | Significant Unobservable Inputs (Level 3) [Member] | Cost to Service [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input		81	81
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Weighted Average [Member] | Significant Unobservable Inputs (Level 3) [Member] | Ancillary Income [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input		22	23
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Weighted Average [Member] | Present Value of Net Servicing Revenue [Member] | Significant Unobservable Inputs (Level 3) [Member] | Discount Rate [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input		0.1014	0.1015
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Weighted Average [Member] | Present Value of Net Servicing Revenue [Member] | Significant Unobservable Inputs (Level 3) [Member] | Float Rate [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input		0.0173	0.0257
Recurring Basis [Member] | Capitalized Mortgage Loan Servicing Rights [Member] | Weighted Average [Member] | Present Value of Net Servicing Revenue [Member] | Significant Unobservable Inputs (Level 3) [Member] | Prepayment Rate [Member]
Ranges and Weighted Average [Abstract]
Servicing asset measurement input		0.1496	0.1054
Nonrecurring Basis [Member] | Impaired Loans Commercial [Member] | Significant Unobservable Inputs (Level 3) [Member]
Asset Fair Value [Abstract]
Impaired loans fair value		$ 971,000	$ 2,566,000	[1]
Nonrecurring Basis [Member] | Impaired Loans Commercial [Member] | Minimum [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Impaired loans measurement input		(0.480)	(0.325)	[1]
Nonrecurring Basis [Member] | Impaired Loans Commercial [Member] | Maximum [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Impaired loans measurement input		0.192	0.600	[1]
Nonrecurring Basis [Member] | Impaired Loans Commercial [Member] | Weighted Average [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Impaired loans measurement input		(0.056)	(0.019)	[1]
Nonrecurring Basis [Member] | Impaired Loans Mortgage and Installment [Member] | Significant Unobservable Inputs (Level 3) [Member]
Asset Fair Value [Abstract]
Impaired loans fair value	[2]	$ 2,467,000
Nonrecurring Basis [Member] | Impaired Loans Mortgage and Installment [Member] | Minimum [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Impaired loans measurement input	[2]	(0.252)
Nonrecurring Basis [Member] | Impaired Loans Mortgage and Installment [Member] | Maximum [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Impaired loans measurement input	[2]	0.492
Nonrecurring Basis [Member] | Impaired Loans Mortgage and Installment [Member] | Weighted Average [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Impaired loans measurement input	[2]	0.115
Nonrecurring Basis [Member] | Impaired Loans Mortgage [Member] | Significant Unobservable Inputs (Level 3) [Member]
Asset Fair Value [Abstract]
Impaired loans fair value			$ 905,000
Nonrecurring Basis [Member] | Impaired Loans Mortgage [Member] | Minimum [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Impaired loans measurement input			(0.401)
Nonrecurring Basis [Member] | Impaired Loans Mortgage [Member] | Maximum [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Impaired loans measurement input			0.256
Nonrecurring Basis [Member] | Impaired Loans Mortgage [Member] | Weighted Average [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Impaired loans measurement input			0.007
Nonrecurring Basis [Member] | Other Real Estate Mortgage and Installment [Member] | Significant Unobservable Inputs (Level 3) [Member]
Asset Fair Value [Abstract]
Other real estate fair value		$ 59,000
Nonrecurring Basis [Member] | Other Real Estate Mortgage and Installment [Member] | Minimum [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Other real estate measurement input		(0.116)
Nonrecurring Basis [Member] | Other Real Estate Mortgage and Installment [Member] | Maximum [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Other real estate measurement input		0.050
Nonrecurring Basis [Member] | Other Real Estate Mortgage and Installment [Member] | Weighted Average [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Other real estate measurement input		(0.051)
Nonrecurring Basis [Member] | Other Real Estate Mortgage [Member] | Significant Unobservable Inputs (Level 3) [Member]
Asset Fair Value [Abstract]
Other real estate fair value			$ 154,000
Nonrecurring Basis [Member] | Other Real Estate Mortgage [Member] | Minimum [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Other real estate measurement input			0.000
Nonrecurring Basis [Member] | Other Real Estate Mortgage [Member] | Maximum [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Other real estate measurement input			0.341
Nonrecurring Basis [Member] | Other Real Estate Mortgage [Member] | Weighted Average [Member] | Sales Comparison Approach [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Ranges and Weighted Average [Abstract]
Other real estate measurement input			0.112

[1]	In addition to the valuation techniques and unobservable inputs discussed above, at December 31, 2018, we had an impaired collateral dependent commercial relationship that totaled $0.7 million that was secured by collateral other than real estate. Collateral securing this relationship primarily included accounts receivable, inventory and cash at December 31, 2018. Valuation techniques at December 31, 2018, included discounting financial statement values for each particular asset type. Discount rates used ranged from 20% to 80% of stated values at December 31, 2018.
[2]	In addition to the valuation techniques and unobservable inputs discussed above, at December 31, 2019 certain impaired collateral dependent installment loans totaling approximately $0.14 million are secured by collateral other than real estate. For the majority of these loans, we apply internal discount rates to industry valuation guides.